Business combinations (Details - Additional information)			12 Months Ended
	Apr. 04, 2025	Aug. 20, 2021	Dec. 31, 2025	Dec. 31, 2024
APP Sistemas S.A. ("APP")
Disclosure of detailed information about business combination [line items]
Group's equity interest	45.96%	19.70%	45.96%	0.00%
Not later than one year [member]
Disclosure of detailed information about business combination [line items]
Period for the valuation and frequently evaluates the acquired assets and the assumed liabilities, after the acquisition			12 months